UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
							FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004 Check here if Amendment [ X ]; Amendment Number:1
This Amendment (Check only one):
[ X ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
		New York NY 10017
Form 13F File Number: 28-10731____
The institutional investment manager filing this report
 and the person by whom it is signed hereby represent
 that the person signing the report is authorized to
submit it, that all information contained therein is true,
 correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:       Thomas F. Flynn
Title:		Treasurer
Phone:	212-476-9261
Signature, Place and Date of Signing:
Thomas F. Flynn   New York NY   August 11, 2004
Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[   ] 13F Notice.
[   ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

				FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        -0-
Form 13F Information Table Entry Total:   43
Form 13F Information Table Value Total:  $150,237
List of Other Included Managers: None

       							Investment
Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Managers	Sole	Shared	None
 	 	 	* 1000			/CALL	Discretion
AP PHARMA INC	COM  	00202J104	2090	624000	SH		SOLE	624000
ABAXIS INC	COM  	002567105	569	30000	SH		SOLE	30000
ACCESS PHARM INC	COM  	00431M20	3324	507500	SH		SOLE	507500
AMER MED ALERT CORP	COM  	027904101	1660	385500	SH		SOLE	385500
BEI TECHNOLOGIES INC	COM  	05538P104	849	30000	SH		SOLE	30000
BROOKSTONE INC	COM  	114537103	10485	522943	SH		SOLE	522943
CELADON GROUP INC	COM  	150838100	2501	142100	SH		SOLE	142100
COLUMBIA LABS INC	COM  	197779101	4783	1382300	SH		SOLE	1382300
DUCKWALL ALCO INC	COM  	264142100	878	52300	SH		SOLE	52300
FTI CONSULTING INC	COM  	302941109	792	48000	SH		SOLE	48000
FORGENT NET INC	COM  	34629U103	54	40000	SH		SOLE	40000
FUEL-TECH NV	COM  	359523107	4928	966260	SH		SOLE	966260
GP STRATEGIES CORP	COM  	36225V104	4550	690500	SH		SOLE	690500
HARRIS INTERACTIVE INC	COM  	414549105	3130	465800	SH		SOLE	465800
HYPERCOM CORP	COM  	44913M10	9587	1134500	SH		SOLE	1134500
IMERGENT INC	COM  	45247Q100	4014	575000	SH		SOLE	575000
INDUS DIST GRP	COM  	456061100	3767	457650	SH		SOLE	457650
INFOCROSSING INC	COM  	45664X109	2675	198123	SH		SOLE	198123
INFONOW CORP	COM  	456664309	620	295000	SH		SOLE	295000
INTER TEL INC	COM  	458372109	9259	370800	SH		SOLE	370800
INTL RECTIFIER CORP	COM  	460254105	1118	27000	SH		SOLE	27000
JARDEN CORPORATION	COM  	471109108	2645	73500	SH		SOLE	73500
LANDEC CORP	COM  	514766104	2262	331000	SH		SOLE	331000
LIFETIME HOAN CORP	COM  	531926103	7289	319800	SH		SOLE	319800
LIFECELL CORP	COM  	531927101	2132	189677	SH		SOLE	189677
MDC PARTNERS INC	COM  	552697104	6833	569500	SH		SOLE	569500
MERITAGE CORP	COM  	59001A102	3130	45500	SH		SOLE	45500
METRETEK TECH INC	COM  	59159Q107	75	29500	SH		SOLE	29500
MIKOHN GAMING CORP	COM  	59862K108	406	83981	SH		SOLE	83981
NAPCO SECUR SYS INC	COM  	630402105	2455	329960	SH		SOLE	329960
NEWTEK BUS SERV INC	COM  	652526104	1028	274120	SH		SOLE	274120
PHOTOMEDEX INC	COM  	719358103	6486	1891000	SH		SOLE	1891000
PLATO LEARNING INC	COM  	72764Y100	1173	118400	SH		SOLE	118400
PRIMUS KNOW SOL INC	COM  	74163Q100	331	180000	SH		SOLE	180000
REWARDS NETWORK INC	COM  	761557107	3677	408500	SH		SOLE	408500
SORRENTO NET CORP	COM  	83586Q209	451	132000	SH		SOLE	132000
SOURCE INTER COS	COM  	836151209	6867	617535	SH		SOLE	617535
TEKNOWLEDGE CORP	COM  	878919208	239	100000	SH		SOLE	100000
THOMAS GROUP INC	COM  	884402108	585	390300	SH		SOLE	390300
ULTIMATE SOFT GRP	COM  	90385D107	2293	226000	SH		SOLE	226000
UNIVERSAL ELEC INC	COM  	913483103	7247	413965	SH		SOLE	413965
WORLD FUEL SERV INC	COM  	981475106	10256	227500	SH		SOLE	227500
TEEKAY SHIP CORP	COM  	Y8564W10	10743	287400	SH		SOLE	287400

			150237				No. of Other Managers	0